Term deposits and other financial assets - Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other financial assets – current	$ 154,762	$ 394,720
Current financial assets measured at fair value through profit or loss
Disclosure of financial assets [line items]
Other financial assets – current	38,646	198,998
Current financial assets measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Other financial assets – current	$ 116,116	$ 195,722